Right Of Use Assets And Lease Liabilities - Additional Information (Detail)	Dec. 31, 2019
Local currency [member]
Discolsure Of Right Of Use Asset And Lease Liability [Line Items]
Average incremental rates	50.30%
Foreign currency [member]
Discolsure Of Right Of Use Asset And Lease Liability [Line Items]
Average incremental rates	10.60%